Penn Series Funds, Inc.
Schedule of Investments — September 30, 2025 (Unaudited)
Large Core Growth Fund
	Number of Shares	Value†
COMMON STOCKS — 99.8%
Auto Manufacturers — 1.3%
Ferrari N.V.	3,652	$1,772,023
Beverages — 1.5%
The Coca-Cola Co.	30,578	2,027,933
Building Materials — 1.4%
Vulcan Materials Co.	6,301	1,938,314
Commercial Services — 5.3%
Equifax, Inc.	10,925	2,802,590
S&P Global, Inc.	6,075	2,956,763
Verisk Analytics, Inc.	6,407	1,611,425
		7,370,778
Computers — 7.2%
Apple, Inc.	39,094	9,954,505
Diversified Financial Services — 11.0%
Intercontinental Exchange, Inc.	26,094	4,396,317
Mastercard, Inc., Class A	7,674	4,365,048
Visa, Inc., Class A	18,946	6,467,786
		15,229,151
Environmental Control — 1.9%
Waste Connections, Inc.	14,858	2,612,036
Healthcare Products — 6.1%
Danaher Corp.	17,698	3,508,805
IDEXX Laboratories, Inc.*	2,384	1,523,114
Intuitive Surgical, Inc.*	5,059	2,262,537
The Cooper Cos., Inc.*	18,151	1,244,432
		8,538,888
Healthcare Services — 1.5%
UnitedHealth Group, Inc.	6,001	2,072,145
Internet — 13.6%
Alphabet, Inc., Class A	26,322	6,398,878
Amazon.com, Inc.*	31,608	6,940,169
Booking Holdings, Inc.	496	2,678,038
CDW Corp.	9,212	1,467,287
Meta Platforms, Inc., Class A	1,851	1,359,337
		18,843,709
Real Estate — 1.7%
CoStar Group, Inc.*	27,861	2,350,633
Semiconductors — 19.5%
Advanced Micro Devices, Inc.*	8,632	1,396,571
Broadcom, Inc.	9,013	2,973,479
NVIDIA Corp.	103,667	19,342,189
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	12,085	3,375,220
		27,087,459
Software — 26.1%
Autodesk, Inc.*	7,646	2,428,905
Broadridge Financial Solutions, Inc.	8,454	2,013,489
Intuit, Inc.	6,349	4,335,796
Microsoft Corp.	35,983	18,637,395
	Number of Shares	Value†

Software — (continued)
MSCI, Inc.	2,313	$1,312,419
Salesforce, Inc.	11,474	2,719,338
Synopsys, Inc.*	4,656	2,297,224
Veeva Systems, Inc., Class A*	8,219	2,448,522
		36,193,088
Telecommunications — 0.6%
Motorola Solutions, Inc.	1,809	827,238
Transportation — 1.1%
Old Dominion Freight Line, Inc.	10,925	1,538,022
TOTAL COMMON STOCKS (Cost $92,775,740)		138,355,922

SHORT-TERM INVESTMENTS — 0.1%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.027%) (Cost $151,888)	151,888	151,888
TOTAL INVESTMENTS — 99.9% (Cost $92,927,628)		$138,507,810
Other Assets & Liabilities — 0.1%		94,677
TOTAL NET ASSETS — 100.0%		$138,602,487

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
ADR— American Depositary Receipt.
N.V.— Naamloze Vennootschap.
Country Weightings as of 9/30/2025††
United States	94%
Taiwan	3
Canada	2
Italy	1
Total	100%
††	% of total investments as of September 30, 2025.

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